Income taxes (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of provision for income taxes [Abstract]
Income (loss) before income taxes	$ 2,589,964	$ (5,826,526)
Combined statutory income tax rate	27.00%	27.00%
Income tax benefit at the statutory tax rate	$ 699,291	$ (1,573,162)
Non-deductible expenses	273,784	119,543
Share based compensation	1,304,058	336,839
Tax asset recognized		(71,801)
Effect of lower tax rate of subsidiary	(103,388)
Change in deferred tax rates		18,682
Other	126,874	1,497
Temporary difference unrecognized		532,589
Deferred Income tax (recovery) provision	2,300,619	(635,813)
Current income taxes in the income statement	127,340
Composition of deferred income taxes in the income statement
Inception and reversal of temporary differences	2,089,839	(1,168,402)
Deductible temporary differences unrecognized		532,589
Prior period adjustment	83,440
Deferred Income tax (recovery) provision	2,173,279	(635,813)
Total income tax expense (recovery) for the year	$ 2,300,619	$ (635,813)